Segment Reporting	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

12. Segment Information

The Company manages its business on the basis of two reportable segments — the primary segment is the packaging and sale of fruits and vegetables and secondarily, the packaging and sale of snack products. The Company markets its product almost entirely in the United States. Export sales represented 9.0%, 9.2%, and 9.8% of total sales in 2015, 2014, and 2013, respectively. In 2015, 2014, and 2013, the sale of Green Giant vegetables accounted for 13%, 13%, and 13% of net sales, respectively. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2015:
Net sales	$1,246,115	$11,667	$28,568	$1,286,350
Operating income	17,659	779	710	19,148
Interest expense, net	5,572	12	72	5,656
Income tax expense	3,775	225	221	4,221
Identifiable assets	797,886	3,235	4,573	805,694
Capital expenditures	22,177	157	1,400	23,734
Depreciation and amortization	20,445	367	1,022	21,834

2014:
Net sales	$1,302,857	$11,496	$25,855	$1,340,208
Operating income	21,063	872	1,669	23,604
Interest expense, net	6,113	27	122	6,262
Income tax expense	3,118	189	256	3,563
Identifiable assets	761,078	3,770	4,005	768,853
Capital expenditures	17,339	-	2,109	19,448
Depreciation and amortization	21,842	394	1,045	23,281

2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense, net	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	791,643	4,038	2,775	798,456
Capital expenditures	16,125	-	246	16,371
Depreciation and amortization	22,146	404	701	23,251

The fruit and vegetable segment, consisting of GMOL, canned fruit and vegetables and frozen products, represented 99%, 99% and 99% of assets and 102%, 93% and 101% of pre-tax earnings in 2015, 2014 and 2013, respectively.

Classes of similar products/services:	2015	2014	2013
	(In thousands)
Net Sales:
GMOL *	$161,993	$177,881	$165,684
Canned vegetables	754,556	753,318	746,892
Frozen *	94,648	107,109	84,935
Fruit	234,918	264,549	245,596
Snack	11,667	11,496	11,357
Other	28,568	25,855	21,833
Total	$1,286,350	$1,340,208	$1,276,297

* GMOL includes frozen vegetables exclusively for GMOL.